DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2014
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS
5.	DISCONTINUED OPERATIONS

As described in Note 4, the operations of Nuomi, Qingting and Qianjun Technology were treated as discontinued operations. The operating results from discontinued operations included in the Company's consolidated statement of operations were as follows for the years ended December 31, 2012, 2013 and 2014.

	Year ended December 31
	2012			2013			2014
			Qianjun			Qianjun		Qianjun
	Nuomi Inc.	Qingting	Technology	Nuomi Inc.	Qingting	Technology	Nuomi Inc.	Technology

Net revenue from discontinued operations	$16,451	$-	$4,808	$19,319	$-	$8,744	$-	$6,822
Loss from the operations of the discontinued operations
operations, before income taxes	27,295	216	16,146	28,378	959	14,204	-	31,130
Income tax expense	-	-	(464)	-	-	(3,473)	-	(321)
Loss from the operations of the discontinued operations, net of tax	27,295	216	15,682	28,378	959	10,731	-	30,809
Gain (loss) on deconsolidation of the subsidiaries	-	-	-	132,821	(156)	-	-	489
Gain on disposal of equity method investment, net of tax	-	-	-	-	-	-	56,993	-

Gain (loss) from the discontinued operations, net of tax	$(27,295)	$(216)	$(15,682)	$104,443	$(1,115)	$(10,731)	$56,993	$(30,320)

All notes to the accompanying consolidated financial statements have been retrospectively adjusted to reflect the effect of the discontinued operations, where applicable.